Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 28, 2017
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Short-Term Conservative Income Fund

Goldman Sachs Short-Term Conservative Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated July 28, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated July 28, 2017, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by Goldman Sachs Trust.

Exhibit A

Goldman Sachs Short-Term Conservative Income Fund